Real Estate (Schedule Of Allocation Of The Aggregate Purchase Price Of Acquisition) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2013 767 5th Avenue (The General Motors Building) [Member]		Apr. 10, 2013 Mountain View Research And Technology Parks [Member]	May 31, 2013 Consolidation, Eliminations [Member] 767 5th Avenue (The General Motors Building) [Member]
Restructuring Cost and Reserve [Line Items]
Land				$ 1,796,252		$ 126,521
Building and improvements				1,447,446		82,451
Tenant Improvements				85,208		7,326
In-place lease intangibles				357,781		23,279
Above market rents				101,897		843
Below market rents				239,641		7,336
Aggregate purchase price						233,084
Above Market Assumed Debt Adjustments				192,943
real estate and related intangibles recorded upon consolidation	3,356,000	0	0	3,356,000
Mortgage notes payable	4,449,734	3,102,485		1,300,000
Mezzanine notes payable	311,040	0		306,000
Outside members' notes payable	180,000	0		450,000	[1]		270,000
Debt recorded upon consolidation	2,056,000	0	0	2,056,000
Cash and cash equivalents	79,468	0	0	79,468
Cash held in escrows				2,403
Tenant and other receivables				7,104
Prepaid expense and other assets				4,269
Accounts payable and accrued expenses				2,418
Accrued interest payable	167,523	72,461		182,369	[2]		105,500
Other Liabilities				6,304
Working capital recorded upon consolidation	177,315	0	0	97,847
Noncontrolling Interest				520,000
Noncontrolling interest - working capital				39,139
Noncontrolling Interests recorded upon consolidation	480,861	0	0	480,861
Net Assets Recorded Upon Consolidation				$ 721,292

[1]	The Company's member loan totaling $270.0 million eliminates in consolidation.
[2]	The Company's share of the accrued interest payable on the members' loans totaling approximately $105.5 million eliminates in consolidation.